Earnings /Loss Per Share - Summary of Outstanding Equity Instruments that are Anti-dilutive and Excluded from Computation of Loss Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	0	5